Future Minimum Lease Payments Required under Long-Term Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 9,599
2015	8,779
2016	6,829
2017	4,741
2018	3,977
Thereafter	9,435
Operating Leases, Future Minimum Payments Due, Total	$ 43,360